Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 170,733	$ 248,030	$ 26,032	$ 454,419	$ 493,245	$ 1,050,016
Professional fees	436,108	1,672,823		1,178,148	1,740,595	2,701,431
Franchise tax	32,510	25,000		80,491	47,334	197,200
Stock compensation expense		157,140	424,440		157,140	157,140
Loss from operations	(639,351)	(2,102,993)	(450,472)	(1,713,058)	(2,438,314)	(4,105,787)
Expensed issuance costs on issuance of subscription warrants	(55,000)			(374,000)
Interest and dividends earned on investments held in Trust Account	65,539	5,069	160	78,453	10,081	20,329
Interest earned on bank account	158	30	53	169	111	147
Warrant transaction costs			(24,973)
Excess of fair value of Private Warrants over cash received			(631,197)
Interest expense – amortization of debt discount	(259,746)			(359,289)
Gain on change in fair value of warrant liabilities	1,733,690	233,873	(1,132,164)	4,527,247	4,131,546	6,575,140
Loss on issuance of subscription warrants	(371,007)			(3,209,183)
Total other income	1,113,634	238,972	(1,788,121)	663,397	4,141,738	6,595,616
Net income (loss)	$ 474,283	$ (1,864,021)	$ (2,238,593)	$ (1,049,661)	$ 1,703,424	$ 2,489,829
Weighted average shares outstanding, basic (in Shares)	9,057,874	24,150,000	2,467,645	15,478,281	24,150,000	20,125,000
Basic net (loss) income per common share (in Dollars per share)	$ 0.05	$ (0.08)	$ (0.91)	$ (0.07)	$ 0.07	$ 0.1